Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,067,995.56

Principal:
Principal Collections	$12,709,610.03
Prepayments in Full	$6,386,203.84
Liquidation Proceeds	$233,052.16
Recoveries	$146,354.42
Sub Total	$19,475,220.45
Collections	$20,543,216.01

Purchase Amounts:
Purchase Amounts Related to Principal	$400,886.20
Purchase Amounts Related to Interest	$1,879.94
Sub Total	$402,766.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,945,982.15

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,945,982.15
Servicing Fee	$274,659.79	$274,659.79	$0.00	$0.00	$20,671,322.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,671,322.36
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,671,322.36
Interest - Class A-3 Notes	$58,787.51	$58,787.51	$0.00	$0.00	$20,612,534.85
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$20,510,599.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,510,599.85
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$20,453,992.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,453,992.02
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$20,411,837.69
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,411,837.69
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$20,354,978.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,354,978.36
Regular Principal Payment	$19,125,339.56	$19,125,339.56	$0.00	$0.00	$1,229,638.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,229,638.80
Residual Released to Depositor	$0.00	$1,229,638.80	$0.00	$0.00	$0.00
Total		$20,945,982.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,125,339.56
Total					$19,125,339.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,125,339.56	$40.55	$58,787.51	$0.12	$19,184,127.07	$40.67
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$19,125,339.56	$12.75	$316,344.00	$0.21	$19,441,683.56	$12.96

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$105,291,069.38	0.2232635	$86,165,729.82	0.1827094
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$318,421,069.38	0.2123189	$299,295,729.82	0.1995664

Pool Information
Weighted Average APR	4.010%	4.014%
Weighted Average Remaining Term	28.63	27.84
Number of Receivables Outstanding	28,476	27,466
Pool Balance	$329,591,749.53	$309,658,837.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$318,421,069.38	$299,295,729.82
Pool Factor	0.2158428	0.2027891

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$10,363,108.17
Targeted Overcollateralization Amount	$10,363,108.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,363,108.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		125	$203,159.31
(Recoveries)		108	$146,354.42
Net Loss for Current Collection Period			$56,804.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2068%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4043%
Second Preceding Collection Period			0.5941%
Preceding Collection Period			0.5135%
Current Collection Period			0.2133%
Four Month Average (Current and Preceding Three Collection Periods)			0.4313%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,222	$9,043,770.73
(Cumulative Recoveries)			$1,296,170.76
Cumulative Net Loss for All Collection Periods			$7,747,599.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5074%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,142.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,835.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.93%	407	$5,976,504.66
61-90 Days Delinquent	0.26%	55	$817,499.48
91-120 Days Delinquent	0.07%	13	$208,404.54
Over 120 Days Delinquent	0.32%	49	$1,005,189.42
Total Delinquent Receivables	2.59%	524	$8,007,598.10

Repossession Inventory:
Repossessed in the Current Collection Period		16	$251,615.74
Total Repossessed Inventory		26	$452,574.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3325%
Preceding Collection Period			0.3793%
Current Collection Period			0.4260%
Three Month Average			0.3792%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer